INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 160,926,000
Valuation allowance, increased	7,739,000
Deferred tax assets, valuation allowance	$ 55,418,000	$ 47,679,000